EARNINGS PER SHARE (Details) (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income/(Loss) (Numerator):
Net income/(loss) for basic and diluted EPS	€ 819	€ 973	€ (89)	€ 2,674
Shares (Denominator):
Weighted-average shares for basic EPS	15,018,345	14,966,317	15,004,081	14,961,428
Effect of dilutive securities (in shares)	658,608	760,760	0	701,173
Weighted-average shares for diluted EPS (in shares)	15,676,953	15,727,077	15,004,081	15,662,601
Basic EPS (in dollars per share)	€ 0.05	€ 0.07	€ (0.01)	€ 0.18
Diluted EPS (in dollars per share)	€ 0.05	€ 0.06	€ (0.01)	€ 0.17